STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

17. STOCK-BASED COMPENSATION

In connection with the Qualifying Transaction the Corporation has adopted an Equity Incentive Plan (“the Plan”), which allows the Corporation to compensate qualifying plan participants through stock-based arrangements and provide them with opportunities for stock ownership in the Corporation, thereby aligning the interests of such persons with the Corporation’s shareholders. Under the Plan, the Corporation may grant stock options, restricted stock units, performance compensation awards, and unrestricted stock bonuses or purchases. There were no issuances of vested shares from the Plan as of December 31, 2020 and 2019.

In addition, CSAC AcquisitionCo established a Restricted Stock Plan (the “AcquisitionCo Plan”) to facilitate the granting of restricted Exchangeable Shares. Any shares issued under the AcquisitionCo Plan will reduce the number of Subordinate Voting Shares that may be awarded under the Equity Incentive Plan on a one-for-one basis.

During the year ended December 31, 2020, the Corporation recognized stock-based compensation expense of $31,156,759 relating to the 2019 issuance of 3,837,150 and 2020 issuance of 400,000 RSUs. During the year ended December 31, 2019, the Corporation recognized a stock-based compensation expense of $28,879,225 relating to the 2019 issuance of RSUs. The stock-based compensation expense is based on the Corporation’s share price on the date of the grant. The RSUs vest over a two-to-three-year period, for no additional consideration. During the year ended December 31, 2020, there were no forfeitures of RSUs.

	December 31, 2020
		Weighted
		Average Grant
	Number	Date Fair Value
RSUs Outstanding, as of December 31, 2019	3,835,150	$17.49
Granted	400,000	8.41
RSUs Outstanding as of December 31, 2020	4,235,150	$16.63